DISCONTINUED OPERATION	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION

Note 3 - DISCONTINUED OPERATION

On December 10, 2024, the Company decided to sell Nanjing Lucun. The transaction was completed on May 7, 2025.

In accordance with the provisions of ASC 205-20, we determined that the results from operations assets and liabilities associated with Nanjing Lucun were to be excluded from our continuing operations and presented as a discontinued operation in our consolidated financial statements. As a result, we classified the results from operations of Nanjing Lucun separately in captions titled “discontinued operations” on our consolidated statements of operations and comprehensive income/(loss) for the current and prior year. Additionally, assets and liabilities associated with Nanjing Lucun as of December 31, 2024 were reclassified from certain amounts reported in prior years to present separately in captions titled “assets of discontinued operations – current”, “assets of discontinued operations – non-current”, “liabilities of discontinued operations – current” and “liabilities of discontinued operations – non-current” to conform to current year financial statement presentation.

The following is a summary of assets and liabilities as of June 30, 2025 and a reconciliation of assets and liabilities disclosed in the notes to financial statements that are presented as a discontinued operation on the consolidated balance sheet as of December 31, 2024:

	June 30,	December 31,
	2025	2024
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$469
Restricted cash	-	8,037
Advances to suppliers, net	-	2,795,162
Prepayment and other current assets, net	-	3,497,724
Total current assets	-	6,301,392
NON - CURRENT ASSETS:
Property and equipment, net	-	6,512
Operating lease right-of-use assets	-	55,334
Deferred tax assets	-	6,247,083
Total non - current assets	-	6,308,929
TOTAL ASSETS	$-	$12,610,321

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable	$-	$2,640
Accrued expenses and other payables	-	1,233,311
Advances from customers	-	4,537,799
Deferred government grant, current	-	38,792
Income tax payable	-	659,919
Total current liabilities	-	6,472,461
NON - CURRENT LIABILITIES:
Deferred government grant, non-current	-	16,543
Total non - current liabilities	-	16,543
TOTAL LIABILITIES	$-	$6,489,004

The following is a reconciliation of the major classes of financial statement line items constituting net (loss)/income from discontinued operations from Nanjing Lucun, our discontinued operation, that is disclosed in the notes to the financial statements and presented in the consolidated statements of net (loss)/income for the six months ended June 30, 2025 and 2024 :

	Six months	Six months
	ended	ended
	June 30,	June 30,
	2025	2024
Net revenues	$-	$23,287,088
Cost of revenues	(21,344)	(22,785,394)
Gross profit	(21,344)	501,694
Operating expenses	(23,673)	(5,582,294)
Other income/(expenses).net	23,060	48,541
Loss before income tax	$(21,957)	$(5,032,059)
Income tax expense	3,731	729,740
Loss from discontinued operation, net of income tax	$(18,226)	$(4,302,319)
Loss on sale of discontinued operation, net of income tax	(7,851,720)	-
Loss from discontinued operation, net of income tax	(7,869,946)	(4,302,319)

The Company realized a loss of $7,851,720 from the disposal of Nanjing Lucun offset by loss from discontinued operations of $18,226 for the six months ended June 30, 2025. As the result, total loss from discontinued operation for the six months ended June 30, 2025 amounted $7,869,946.

Details of the entities disposed were as follows:

SCHEDULE OF DETAILS OF ENTITIES DISPOSED

Nanjing Lucun
Total assets	$64,850,329
Total liabilities	11,494,154
Total net assets	53,356,175
Total accumulated other comprehensive income	11,945,545
Subtotal	65,301,720
Total consideration	57,450,000
Total loss on sale of discontinued operation	$(7,851,720)